Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of income tax expense
Table 21.1 presents the components of income tax expense.
Table 21.1: Income Tax Expense

	Year ended December 31,
(in millions)	2015	2014	2013
Current:
Federal	$10,822	7,321	4,601
State and local	1,669	520	736
Foreign	139	112	91
Total current	12,630	7,953	5,428
Deferred:
Federal	(2,047)	2,117	4,457
State and local	(235)	224	522
Foreign	17	13	(2)
Total deferred	(2,265)	2,354	4,977
Total	$10,365	10,307	10,405

Schedule of net deferred tax asset (liability)
The tax effects of our temporary differences that gave rise to significant portions of our deferred tax assets and liabilities are presented in Table 21.2.

Table 21.2: Net Deferred Tax Liability

	December 31,
(in millions)	2015	2014
Deferred tax assets
Allowance for loan losses	$4,363	4,592
Deferred compensation and employee benefits	4,589	4,608
Accrued expenses	1,460	1,213
PCI loans	1,816	1,935
Net operating loss and tax credit carry forwards	528	631
Other	1,448	1,700
Total deferred tax assets	14,204	14,679
Deferred tax assets valuation allowance	(358)	(426)
Deferred tax liabilities
Mortgage servicing rights	(5,399)	(5,860)
Leasing	(3,866)	(4,057)
Mark to market, net	(5,471)	(7,635)
Intangible assets	(1,233)	(1,494)
Net unrealized gains on investment securities	(1,008)	(2,737)
Insurance reserves	(2,071)	(2,087)
Other	(2,063)	(1,635)
Total deferred tax liabilities	(21,111)	(25,505)
Net deferred tax liability (1)	$(7,265)	(11,252)

(1)	Included in accrued expenses and other liabilities.

Effective income tax expense and rate
Table 21.3 reconciles the statutory federal income tax expense and rate to the effective income tax expense and rate. Our effective tax rate is calculated by dividing income tax expense by income before income tax expense less the net income from noncontrolling interests.

Table 21.3: Effective Income Tax Expense and Rate

	December 31,
	2015		2014		2013
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$11,641	35.0%	$11,677	35.0%	$11,299	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	1,025	3.1	971	2.9	964	3.0
Tax-exempt interest	(641)	(1.9)	(550)	(1.6)	(490)	(1.5)
Tax credits	(1,108)	(3.3)	(1,074)	(3.2)	(967)	(3.0)
Life insurance	(186)	(0.6)	(179)	(0.5)	(173)	(0.5)
Leveraged lease tax expense	140	0.4	158	0.5	302	0.9
Other	(506)	(1.5)	(696)	(2.2)	(530)	(1.7)
Effective income tax expense and rate	$10,365	31.2%	$10,307	30.9%	$10,405	32.2%

Change in unrecognized tax benefits
Table 21.4 presents the change in unrecognized tax benefits.

Table 21.4: Change in Unrecognized Tax Benefits

	Year ended December 31,
(in millions)	2015	2014
Balance at beginning of year	$5,002	5,528
Additions:
For tax positions related to the current year	196	412
For tax positions related to prior years	225	324
Reductions:
For tax positions related to prior years	(413)	(213)
Lapse of statute of limitations	(22)	(50)
Settlements with tax authorities	(182)	(999)
Balance at end of year	$4,806	5,002